GuidePath Conservative Allocation Fund
Schedule of Investments
June 30, 2025 (Unaudited)

INVESTMENT COMPANIES - 99.3%	Shares	Value
Alternative Funds - 1.5%
SPDR Gold MiniShares Trust (a)	127,689	$8,366,183

Domestic Equity Funds - 24.6%
American Funds - Mutual Fund - Class F-3	238,114	14,134,428
American Funds - Washington Mutual Investors Fund - Class F-3	225,213	14,377,611
iShares Core S&P Small-Cap ETF (b)	136,806	14,951,528
iShares Global 100 ETF (b)	48,057	5,181,025
iShares MSCI USA Min Vol Factor ETF (b)	179,203	16,821,786
SPDR MSCI World StrategicFactors ETF	36,057	4,863,246
Vanguard High Dividend Yield ETF (b)	104,723	13,960,623
Vanguard S&P 500 ETF	62,339	35,410,422
Vanguard Value ETF (b)	89,934	15,894,935
		135,595,604

Domestic Fixed Income Funds - 44.8%
American Funds - High-Income Trust - Class F-3	1,362,916	13,424,720
American Funds - The Bond Fund of America - Class F-3	1,732,844	19,685,103
American Funds Multi-Sector Income Fund - Class F-3	2,129,117	20,098,865
iShares 10+ Year Investment Grade Corporate Bond ETF (b)	56,338	2,828,731
iShares 7-10 Year Treasury Bond ETF (b)	240,188	23,002,805
iShares Broad USD High Yield Corporate Bond ETF	291,261	10,925,200
iShares Broad USD Investment Grade Corporate Bond ETF (b)	145,476	7,483,285
iShares Core U.S. Aggregate Bond ETF (b)	196,954	19,537,837
iShares iBoxx High Yield Corporate Bond ETF (b)	31,542	2,543,862
iShares TIPS Bond ETF (b)	138,566	15,247,803
SPDR Portfolio Short Term Treasury ETF	333,950	9,781,396
Vanguard High-Yield Corporate Fund - Class Admiral	7,454,665	41,149,751
Vanguard Intermediate-Term Corporate Bond ETF (b)	72,069	5,975,961
Vanguard Long-Term Treasury ETF (b)	275,647	15,469,310
Vanguard Mortgage-Backed Securities ETF	175,401	8,128,082
Vanguard Short-Term Corporate Bond ETF (b)	24,479	1,946,081
Vanguard Total Bond Market ETF	21,446	1,579,069
WisdomTree Floating Rate Treasury Fund	550,572	27,699,277
		246,507,138

Emerging Market Equity Funds - 2.1%
iShares Core MSCI Emerging Markets ETF (b)	191,057	11,469,152

Emerging Markets Fixed Income Funds - 2.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF (b)	126,348	11,702,352

Hybrid Funds - 14.8%
American Funds - Capital Income Builder, Inc. - Class F-3	277,010	21,144,159
American Funds - The Income Fund of America - Class F-3	787,133	20,945,612
iShares Core Aggressive Allocation ETF (b)	258,888	21,591,259
iShares Core Growth Allocation ETF	291,812	17,966,865
		81,647,895

International Equity Funds - 7.9%
American Funds - Capital World Growth and Income Fund - Class F-3	147,114	10,456,849
iShares Core MSCI Europe ETF (b)	48,652	3,220,762
iShares MSCI EAFE Min Vol Factor ETF (b)	128,220	10,778,173
JPMorgan BetaBuilders Canada ETF	29,887	2,411,881
Vanguard FTSE Developed Markets ETF (b)	293,534	16,734,373
		43,602,038

International Fixed Income Funds - 0.4%
Vanguard Total International Bond ETF (b)	39,028	1,932,276

Real Estate Funds - 1.1%
Vanguard Global ex-U.S. Real Estate ETF (b)	38,466	1,775,206
Vanguard Real Estate ETF (b)	45,479	4,050,360
		5,825,566
TOTAL INVESTMENT COMPANIES (Cost $453,847,060)		546,648,204

SHORT-TERM INVESTMENTS - 24.4%		Value
Investments Purchased with Proceeds from Securities Lending - 23.5%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (c)	129,388,792	129,388,792

Money Market Funds - 0.9%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.26% (c)	4,970,430	4,970,430
TOTAL SHORT-TERM INVESTMENTS (Cost $134,359,222)		134,359,222

TOTAL INVESTMENTS - 123.7% (Cost $588,206,282)		681,007,426
Liabilities in Excess of Other Assets - (23.7)%		(130,488,927)
TOTAL NET ASSETS - 100.0%		$550,518,499
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $127,188,229.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.